Shareholder Report, Average Annual Return (Details) 194912_Aristotle International Equity Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	14.15%	5.52%	7.44%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	24.91%	7.02%	8.38%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	21.27%	7.91%	8.38%